Consolidated Balance Sheets	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 18,175,959	$ 2,560,030	¥ 65,055,278
Accounts receivable, net	4,912,020	691,844	17,173,021
Inventories			399,439
Short-term prepayments	77,950,037	10,979,033	254,493,399
Short-term investments	4,223,894	594,923	4,080,000
Prepaid expenses and other current assets	14,914,484	2,100,662	9,518,326
Total current assets	122,348,959	17,232,491	351,771,332
Non-current assets:
Right-of-use assets, net	7,604,933	1,071,132
Deferred tax assets, net	11,226,164	1,581,172	9,176,875
Property and equipment, net	213,369	30,052	153,880
Educational contents, net			214,441,814
Intangible assets, net	1,257,860	177,166
Other non-current assets	219,416	30,904
Long-term prepayments	8,815,919	1,241,696	151,779,105
Total non-current assets	29,337,661	4,132,122	375,551,674
Total assets	151,686,620	21,364,613	727,323,006
Current liabilities:
Accounts payable	11,524,904	1,623,249	8,037,004
Contract liabilities	86,731,977	12,215,943	290,028,010
Salary and welfare payable	3,170,255	446,521	2,302,646
Income taxes payable	4,474,575	636,695	1,170,795
Value added tax (“VAT”) and other tax payable	2,198,217	303,148	4,063,389
Other payables	3,506,282	493,849	2,658,243
Lease liabilities, current	3,482,876	490,553
Total current liabilities	162,594,710	22,900,985	360,971,544
Non-current liabilities:
Deferred tax liabilities	2,274,256	320,322
Lease liabilities, non-current	4,035,598	568,402
Total non-current liabilities	6,309,854	888,724
Total liabilities	168,904,564	23,789,709	360,971,544
Commitments and contingencies
Shareholders’ equity (deficit)
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 121,110,000 and 121,110,000 issued and outstanding as of December 31, 2022 and 2023)	77,747	12,111	77,747
Additional paid-in capital	238,567,906	33,600,426	242,093,942
Statutory reserves	23,557,710	3,318,034	23,599,304
Retained earnings (accumulated deficit)	(291,805,140)	(41,099,902)	81,822,029
Accumulated other comprehensive income	6,096,465	858,678	2,520,630
Total Jianzhi Education Technology Group Company Limited’s shareholders’ equity (deficit)	(23,505,312)	(3,310,653)	350,113,652
Noncontrolling interests	6,287,368	885,557	16,237,810
Total shareholders’ equity (deficit)	(17,217,944)	(2,425,096)	366,351,462
Total liabilities and shareholders’ equity (deficit)	151,686,620	21,364,613	727,323,006
Related Party
Current assets:
Amount due from related parties	2,172,565	305,999	1,051,869
Current liabilities:
Amount due to related parties	¥ 47,505,624	$ 6,691,027	¥ 52,711,457